Accrued expenses and other current liabilities (Tables)	12 Months Ended
Jun. 30, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of (in thousands):

	June 30,
	2020	2019	2018
Consulting and professional fees	$567	$719	$160
Research and development	80	—	—
Payroll and related benefits	24	28	—
Other	12	85	9

	$683	$832	$169